Basis of preparation (Tables)	12 Months Ended
Dec. 31, 2018
Corporate Information And Statement Of IFRS Compliance [Abstract]
Key Accounting Estimates and Judgements
Management regards those listed below as the key accounting estimates and judgements used in the preparation of the consolidated financial statements.

Please refer to the specific notes for further information on the key accounting estimates and judgements as well as assumptions applied.

Principal accounting policies	Key accounting estimates and judgements	Note

US net sales and rebates	Estimate of US sales deductions and provisions for sales rebates	2.1
Research and development	–	2.3, 3.1 and 3.2
Derivative financial instruments	–	4.3
Income taxes and deferred income taxes	Estimate regarding deferred income tax assets and provision for uncertain tax positions	2.6
Property, plant and equipment including impairment	–	3.2
Inventories	Estimate of indirect production costs capitalised	3.3
Trade receivables	Estimate of allowance for doubtful trade receivables	3.4
Provisions and contingent liabilities	Estimate of ongoing legal disputes, litigation and investigations	3.6

Expected Impact of Initial Application of New Standards or Interpretations
he following standard is expected to have the most significant impact on current accounting regulation:

	Description	Implementation	Impact

IFRS 16 Leases (endorsed by the EU)
IFRS 16 replaces IAS 17, and will change the accounting treatment of leases that are currently treated as operating leases. The standard requires all leases, where Novo Nordisk is the lessee, regardless of type and with few exceptions, to be recognised in the balance sheet as an asset with a related liability. The lease expense will be split between a depreciation charge included in operating costs and an interest expense on lease liabilities included in financial expenses. Currently, the annual costs relating to operating leases are recognised as a single expense amount in the income statement.

Novo Nordisk will adopt the standard on the effective date, 1 January 2019.

The standard will be implemented using the modified retrospective approach, meaning that comparative information is not restated. The cumulative effect of initially applying IFRS 16 will be presented as an adjustment to opening retained earnings under equity.

The changes require capitalisation of the majority of the Group’s operating leases. This will increase assets and liabilities by 3-4% of the Group's total assets, thus affecting the financial ratios related to the balance sheet.

The impact on operating profit will be insignificant.

Cash flow from operating activities will increase as the substantial portion of lease payments will be classified as financing cash outflows.